Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001447247
Registrant Name	PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES